UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	01/31

Date of reporting period:	10/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New Jersey Municipal Money Market Fund, Inc. Statement of Investments 10/31/2005 (Unaudited)
	Principal
Tax Exempt Investments--102.3%	Amount ($)	Value ($)

Bedminster Township, GO Notes, BAN 3.76% 6/30/2006	1,446,130	1,454,368
Bergen County Improvement Authority, MFHR
(Kentshire Apartments Project)
2.75% (Insured; FNMA and Liquidity Facility; FNMA)	15,000,000a	15,000,000
Brick Township, Notes, BAN
3.17%, 2/23/2006	3,500,750	3,507,464
Camden County Improvement Authority:
Health Care Redevelopment Revenue
(Cooper Health System Project)
2.80% (LOC; Commerce Bank N.A.)	7,000,000a	7,000,000
Revenue (Congregation Beth-El)
2.75% (LOC; Commerce Bank N.A.)	2,195,000a	2,195,000
Chatham Borough, GO Notes, BAN 3.45% 8/16/2006	1,000,000	1,003,827
Essex County Improvement Authority,
Private Schools Revenue
(The Children's Institute Project)
2.76% (LOC; Wachovia Bank)	1,990,000a	1,990,000
Hopatcong Borough, GO Notes, BAN
3.95%, 9/22/2006	1,605,900	1,619,770
Jefferson Township, GO Notes, BAN
3.21%, 2/3/2006	2,168,300	2,173,208
Middlesex County, GO Notes, BAN 3.19%, 1/9/2006	9,000,000	9,008,358
Montville Township, GO Notes, BAN
3.47%, 5/25/2006	11,591,000	11,631,634
Mount Laurel Township, GO Notes, BAN
3.97%, 5/26/2006	3,238,000	3,256,004
New Jersey:
GO Notes, TRAN 3.95%, 6/23/2006	15,625,000	15,734,931
2.63% (Insured; AMBAC and
Liquidity Facility; Citibank N.A.)	5,795,000a	5,795,000
2.73% (Insured; AMBAC and
Liquidity Facility; Merrill Lynch)	16,990,000a	16,990,000
New Jersey Building Authority, State Building Revenue,
Lease Appropriation (Putters Program)
2.72% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3,780,000a	3,780,000
New Jersey Economic Development Authority:
EDR:
(A. F. L. Quality Inc. Project)
2.71% (LOC; Bank of America)	1,100,000a	1,100,000
(Epiphany House Inc. Project)
2.76% (LOC; Wachovia Bank)	2,985,000a	2,985,000
(Institute of Electrical Engineers)
2.71% (LOC; Wachovia Bank)	2,675,000a	2,675,000
(Kenwood USA Corp. Project)
2.70% (LOC; The Bank of New York)	6,000,000a	6,000,000
(Marco Holdings LLC)
2.81% (LOC; Wachovia Bank)	335,000a	335,000
(Meridian Assisted Living Shrewsbury)
2.71% (Insured; FNMA and Liquidity Facility;
FNMA)	5,250,000a	5,250,000
(Office Center Associates Project)
2.70% (LOC; Bank of America)	1,800,000a	1,800,000
(Stone Brothers Secaucus Project)

2.75% (LOC; Valley National Bank)	1,450,000a	1,450,000
(The Center School Project)
2.70% (LOC; Bank of America)	1,200,000a	1,200,000
Refunding:
(Jewish Community Metropolitan West)
2.71% (LOC; Wachovia Bank)	1,000,000a	1,000,000
(R. Realty Co. Project)
2.71% (LOC; Wachovia Bank)	1,455,000a	1,455,000
(Republic Services Inc. Project)
2.71% (LOC; Bank of America)	2,000,000a	2,000,000
(Stamato Realty LLC Project)
2.75% (LOC; Valley National Bank)	3,855,000a	3,855,000
(Superior Bakers Inc.)
2.71% (LOC; PNC Bank N.A.)	2,035,000a	2,035,000
Industrial Revenue:
(Buchanan and Zweigle Project)
2.81% (LOC; Wachovia Bank)	2,415,000a	2,415,000
(Economic Growth Program):
2.78% (LOC; Wachovia Bank)	145,000a	145,000
2.78% (LOC; Wachovia Bank)	1,000,000a	1,000,000
2.93% (LOC; Wachovia Bank)	270,000a	270,000
(Falcon Safety Products Project)
2.71% (LOC; PNC Bank N.A.)	2,670,000a	2,670,000
(RFC Container Co. Inc.)
2.71% (LOC; PNC Bank N.A.)	1,195,000a	1,195,000
LR:
(Putters Program) 2.73% (Insured; FSA and
Liquidity Facility; JP Morgan Chase Bank)	1,920,000a	1,920,000
(Somerset Hills YMCA Project)
2.75% (LOC; Commerce Bank N.A.)	4,000,000a	4,000,000
Recreational Revenue
(Young Men's Christian Association)
2.76% (LOC; Wachovia Bank)	1,475,000a	1,475,000
Revenues:
2.65% (Liqiudity Facility; Citibank N.A.)	5,625,000a	5,625,000
(Catholic Charities)
2.71% (LOC; Wachovia Bank)	1,590,000a	1,590,000
(CPC Behavioral Health Care)
2.76% (LOC; Wachovia Bank)	3,795,000a	3,795,000
(Cranes Mill Project)
2.76% (LOC; Unicredito Italiano SPA)	4,970,000a	4,970,000
(Developmental Disabilities)
2.76% (LOC; Wachovia Bank)	2,515,000a	2,515,000
(Four Woodbury Mews Project)
2.71% (LOC; Bank of America)	6,600,000a	6,600,000
(Parke Place Associates Project)
2.85% (LOC; Commerce Bank N.A.)	1,355,000a	1,355,000
(Putters Program) 2.72% (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	1,970,000a	1,970,000
(Three Woodbury Mews Project)
2.71% (LOC; Bank of America)	9,525,000a	9,525,000
School Revenue:
Refunding (Blair Academy)
2.71% (LOC; Wachovia Bank)	5,415,000a	5,415,000
(Stuart Country Day School)
2.72% (LOC; Allied Irish Bank PLC)	5,085,000a	5,085,000
Special Facilities Revenue
(Port Newark Container LLC)
2.72% (LOC; Citibank N.A.)	31,000,000a	31,000,000
Thermal Energy Facilities Revenue:
(Thermal Energy Limited):

2.78% (LOC; Bank One)	4,100,000a	4,100,000
2.78% (LOC; Bank One)	10,900,000a	10,900,000
New Jersey Health Care Facilities Financing Authority,
Revenue:
(RWJ Health Care Corp.)
2.72% (LOC; Commerce Bank N.A.)	18,000,000a	18,000,000
(Saint Mary's Hospital)
2.70% (LOC; Valley National Bank)	1,100,000a	1,100,000
(Saint Peters University Hospital)
2.72% (LOC; Bank of America)	1,750,000a	1,750,000
New Jersey Housing and Mortgage Finance Agency
Revenue (Merlots Program) 2.76% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	1,100,000a	1,100,000
New Jersey Transit Corporation:
Revenue, GAN
5.38%, 2/1/2006 (Insured; AMBAC)	7,000,000	7,048,437
New Jersey Turnpike Authority,
Turnpike Revenue:
(Merlots Program) 2.71% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	6,000,000a	6,000,000
(Putters Program) 2.72% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	2,495,000a	2,495,000
New Milford, GO Notes, TAN
3.52%, 2/8/2006	3,000,000	3,007,128
Newark, GO Notes, Refunding 4.40% 10/1/2006
(Insured; FSA)	1,330,000	1,347,237
Newark Housing Authority, MFHR
2.83% (Liquidity Facility; Merrill Lynch)	4,510,000a	4,510,000
Paramus School District, GO Notes 4.19%, 9/15/2006	1,649,480	1,666,916
Passiac County, GO Notes, BAN
3.70%, 7/14/2006	10,000,000	10,069,304
Passiac County Utilities Authority,
Sewer Revenue, Refunding
(Solid Waste System Project Notes) 3.19%, 2/27/2006	2,000,000	2,004,726
Pequannock Township, BAN 3.70%, 10/27/2006	1,000,000	1,005,252
Port Authority of New York and New Jersey:
Revenue:
2.75% (Insured; FGIC and Liquidity Facility;
BNP Paribas)	10,000,000a	10,000,000
(Putters Program):
2.75% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000a	3,000,000
2.75% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)	370,000a	370,000
Special Obligation Revenue:
(Merlots Program) 2.76% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	2,395,000a	2,395,000
(Putters Program) 2.75% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000a	3,000,000
Raritan Township, GO Notes, BAN 3.95%, 9/8/2006	3,313,000	3,340,128
Red Bank, BAN 3.95%, 8/2/2006	1,530,000	1,542,277
Salem County Industrial Pollution Control Financing
Authority, Industrial Revenue
(E.I. Dupont de Nemours) 2.70%	2,300,000a	2,300,000
Salem County Pollution Control Financing
Authority, PCR, Refunding
(Atlantic City Electric Company)
2.75% (Insured; MBIA and Liquidity Facility;
The Bank of New York)	690,000a	690,000
Sparta Township, GO Notes, BAN 2.94%, 1/13/2006	3,766,514	3,767,002
Trenton Parking Authority, Parking Revenue

(Putters Program) 2.72% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)		4,320,000a	4,320,000
Union County, GO Notes, BAN
3.22% 3/1/2006		4,000,000	4,006,883
Union County Improvement Authority,
Revenue (Cedar Glen Housing Corp. Project)
2.73% (Insured; FNMA and Liquidity Facility; FNMA)		16,110,000a a	16,110,000
Union Township Board of Education,
GO Notes 3.95%, 7/13/2006		4,795,000	4,828,903
Voorhees Township, GO Notes, BAN
3.17%, 1/5/2006		5,819,000	5,825,281
Wanaque Borough, GO Notes, BAN 3.43%, 2/17/2006		1,108,250	1,110,406

Total Investments (cost $372,524,444)		102.3%	372,524,444

Liabilities, Less Cash and Receivables		(2.3%)	(8,280,940)

Net Assets		100.0%	364,243,504

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue

LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes

XLCA XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's	Value (%)*

F1, F1+	VMIG1, MIG1, P1		A1 71.3	71.3
AAA, AA, A b	Aaa, Aa, A b		AAA, AA, A b	4.4
Not Rated c	Not Rated c		Not Rated c	24.3
				100.0

*	Based on total investments.
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 15, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)